Prepayments And Other Receivables (Tables)	9 Months Ended
Sep. 30, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Receivables

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Prepayments:
—Prepayments to CRO vendors	78,740	72,285	10,646
—Prepayments for stock repurchase program (Note 11)	—	34,051	5,015
—Prepayments for other services	880	1,722	254
Receivables due from employees (Note (i))	16,201	—	—
Loans to an affiliate (Note 21)	—	52,000	7,659
Value-added tax recoverable	12,517	25,330	3,731
Rental deposits	546	994	146
Interest receivables	764	—	—
Others	26,388	33,457	4,928

	136,036	219,839	32,379

Note:
(i) The balance mainly represented the receivables due from employees, which were arising from the Group’s obligation to pay the withholding individual income tax (“IIT”) for those employees’ stock option activities and was collected by the Group in January 2020.